Offerings - Offering: 1	Oct. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	28,038,689
Proposed Maximum Offering Price per Unit	5.11
Maximum Aggregate Offering Price	$ 143,277,700.79
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,786.65
Offering Note	(1) Represents securities that may be offered and sold from time-to-time in one or more offerings by the Selling Stockholders. (2) Represents an aggregate of (i) 211,383 shares of Common Stock issued to Sealbond pursuant to the Share Exchange Agreement; (ii) 21,083,854 shares of Common Stock underlying the Series A Preferred Stock issued to Sealbond pursuant to the Share Exchange Agreement; (iii) 10,568 shares of Common Stock issued to affiliates of Tungsten in connection with the Share Exchange Agreement; (iv) 1,054,190 shares of Common Stock underlying the Series A Preferred Stock issued to affiliates of Tungsten in connection with the Share Exchange Agreement; (v) 26,354 shares of Common Stock underlying shares of Series A Preferred Stock issued to affiliates of Tungsten as a payment-in-kind dividend on that shares of Series A Preferred Stock referenced in (iv) above; (vi) 527,096 shares of Common Stock underlying shares of Series A Preferred Stock issued to Sealbond as a payment-in-kind dividend on that shares of Series A Preferred Stock referenced in (ii) above; (vii) 2,842,638 shares of Common Stock underlying the Series A-1 Preferred Stock issued to Conjoint pursuant to the Exchange and Cancellation Agreement; (viii) 382,034 shares of Common Stock issued to Serpin pursuant to the Licensing Agreement; (ix) 1,791,878 shares of Common Stock underlying the Series A-2 Non Preferred Stock issued to Serpin pursuant to the Licensing Agreement; and (x) 108,694 shares of Common Stock underlying the Series A-2 Preferred Stock issued to affiliates of Tungsten in connection with the Licensing Agreement. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the NYSE American on September 25, 2025, which such date is within five business days of the filing of this registration statement, of $5.11 per share.